Segment Information - Segment information about assets, liabilities, and additions to property, plant and equipment (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Information
Segment Assets	$ 262,670,257	$ 299,107,531
Segment Liabilities	127,997,824	154,977,626
Additions to Property, Plant and Equipment	14,708,016	17,315,387	$ 23,267,847
Reconciliation of segment assets to total assets
Assets	262,670,257	299,107,531
Cash and cash equivalents	32,586,352	51,130,992	25,828,215	$ 29,058,093
Other accounts receivable, net	339,560	315,006
Non-current account receivable due from related party	4,630,459	6,365,038
Equity investment in TelevisaUnivision	43,427,638	50,450,949	26,704,235
Property and equipment, net	77,848,576	82,236,399	87,922,126
Investment property, net	2,790,173	2,873,165
Deferred income tax assets	18,203,133	18,769,968
Reconciliation of segment liabilities to total liabilities
Liabilities	127,997,824	154,977,626
Cable Segment
Segment Information
Additions to Property, Plant and Equipment	11,243,950	13,011,456	17,339,270
Reconciliation of segment assets to total assets
Equity method loss recognized in income	(827)	38,833	161,468
Sky Segment
Segment Information
Additions to Property, Plant and Equipment	2,657,041	3,891,684	4,949,039
Other Businesses Segment
Segment Information
Additions to Property, Plant and Equipment	768,182	273,881	70,374
Reconciliation of segment assets to total assets
Equity method gain recognized in income	10,050	1,454	(49,839)
Corporate asset
Segment Information
Additions to Property, Plant and Equipment	38,843	68,750
Disposed operations
Segment Information
Additions to Property, Plant and Equipment		69,616
Content Segment
Segment Information
Additions to Property, Plant and Equipment			909,164
Reconciliation of segment assets to total assets
Equity method gain recognized in income	(4,095,851)	(7,418,536)	3,560,248
Other corporate liabilities
Segment Information
Segment Liabilities	10,840,546	16,757,635
Reconciliation of segment liabilities to total liabilities
Liabilities	10,840,546	16,757,635
Operating segment
Segment Information
Segment Assets	158,281,619	162,661,613	246,925,110
Segment Liabilities	31,271,419	36,629,342	75,685,991
Additions to Property, Plant and Equipment	14,708,016	17,315,387	23,267,847
Reconciliation of segment assets to total assets
Assets	158,281,619	162,661,613	246,925,110
Reconciliation of segment liabilities to total liabilities
Liabilities	31,271,419	36,629,342	75,685,991
Operating segment | Cable Segment
Segment Information
Segment Assets	115,906,063	121,786,224	119,102,077
Segment Liabilities	19,944,547	23,278,943	24,449,798
Reconciliation of segment assets to total assets
Assets	115,906,063	121,786,224	119,102,077
Equity Investments	844,728	750,169
Goodwill	13,794,684	13,794,684
Reconciliation of segment liabilities to total liabilities
Liabilities	19,944,547	23,278,943	24,449,798
Operating segment | Sky Segment
Segment Information
Segment Assets	22,737,294	24,590,186	25,615,006
Segment Liabilities	7,778,956	9,570,547	10,745,984
Reconciliation of segment assets to total assets
Assets	22,737,294	24,590,186	25,615,006
Reconciliation of segment liabilities to total liabilities
Liabilities	7,778,956	9,570,547	10,745,984
Operating segment | Other Businesses Segment
Segment Information
Segment Assets	19,638,262	16,285,203	8,744,886
Segment Liabilities	3,547,916	3,779,852	3,203,932
Reconciliation of segment assets to total assets
Assets	19,638,262	16,285,203	8,744,886
Equity Investments	245,411	243,110
Reconciliation of segment liabilities to total liabilities
Liabilities	3,547,916	3,779,852	3,203,932
Operating segment | Content Segment
Segment Information
Segment Assets			93,463,141
Segment Liabilities			37,286,277
Reconciliation of segment assets to total assets
Assets			93,463,141
Reconciliation of segment liabilities to total liabilities
Liabilities			$ 37,286,277
Debt not allocated to segments
Segment Information
Segment Liabilities	85,885,859	101,590,649
Reconciliation of segment liabilities to total liabilities
Liabilities	85,885,859	101,590,649
Other Non Segment
Reconciliation of segment assets to total assets
Equity Investments	2,597,756	3,400,806
Goodwill	110,314	110,314
Corporate, Non-Segment
Reconciliation of segment assets to total assets
Cash and cash equivalents	23,757,692	41,316,668
Other accounts receivable, net	183,982	1,677,999
Income taxes receivable and other recoverable taxes	5,006,836	5,096,818
Non-current account receivable due from related party	5,089,608	6,633,702
Equity investment in TelevisaUnivision	42,326,344	49,446,349
Property and equipment, net	2,863,187	5,346,106
Investment property, net	2,478,064	2,873,165
Deferred income tax assets	4,115,297	4,321,106
Other corporate assets	$ 974,735	$ 1,434,922